Label	Element	Value
Grayscale Bitcoin Premium Income ETF | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	88.50%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: 60.8 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.80%
Grayscale Bitcoin Premium Income ETF | Grayscale Bitcoin Trust ETF, Expiration: 01/16/2026; Exercise Price: 76.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Grayscale Bitcoin Premium Income ETF | Money Market Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	88.50%
Grayscale Bitcoin Premium Income ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.80%
Grayscale Bitcoin Premium Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Grayscale Bitcoin Premium Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%